UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020
Signature, Place, and Date of Signing:

  Timothy I. Levart  New York    May 11, 2006


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       90

Form 13F Information Table Value Total:       2,232,663,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

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                                                                  FORM 13F INFORMATION TABLE


				Title of		Value 		Shares/		SH/	PUT/	Invtmnt	Other	      Voting Authority
Issuer				Class	CUSIP		* $1000.00	PRN Amount	PRN	CALL	Dscretn	Mgrs	Sole	  Shared    None

BARRICK GOLD 			CS	067901108	6,129.00	225,000.00	SH		SOLE		225,000.00
AMERICAN COMMERCIAL LINES	CS	025195207	235.00		5,000.00	SH		SOLE		5,000.00
ADOLOR CORPORATION		CS	00724X102	6,536.75	275,000.00	SH		SOLE		275,000.00
Altus Pharmaceuticals		CS	02216N105	7,884.83	353,105.00	SH		SOLE		353,105.00
ALEXION PHARMACEUTICALS INC	CS	015351109	12,386.50	350,000.00	SH		SOLE		350,000.00
ALEXION PHARMA			CS	015351109	10,168.33	287,322.00	SH		SOLE		287,322.00
ALEXION PHARM 1.375 2/1/2012	CB	ALXN1.375	5,054.40	4,000,000.00	PRN		SOLE		4,000,000.00
AmeriVest Properties Inc	CS	03071L101	8,840.00	2,000,000.00	SH		SOLE		2,000,000.00
AOC 3.5% 11/15/2012		CB	037389AT0	33,838.00	17,500,000.00	PRN		SOLE		17,500,000.00
AXILIUM PHARMACEUTICALS INC	CS	05334D107	9,337.68	1,179,000.00	SH		SOLE		1,179,000.00
ADVANCED MAGNETICS INC		CS	00753P103	9,562.50	250,000.00	SH		SOLE		250,000.00
BASIC ENERGY SERVICES		CS	06985P100	745.00		25,000.00	SH		SOLE		25,000.00
BRINKS				CS	109696104	23,222.70	457,500.00	SH		SOLE		457,500.00
BRINKS CO - DUTCH		CS	109696104	12,690.00	250,000.00	SH		SOLE		250,000.00
BURLINGTON RESOURCES		CS	122014103	417,091.62	4,538,044.00	SH		SOLE		4,538,044.00
CONTINENTAL AIRLINES CL B	CS	210795308	4,361.86	162,151.00	SH		SOLE		162,151.00
CBRL Group Inc			CS	12489V106	19,768.50	450,000.00	SH		SOLE		450,000.00
CENDANT				CS	151313103	6,072.50	350,000.00	SH		SOLE		350,000.00
COMDISCO HOLDING COMPANY	CS	200334100	13,723.21	946,428.00	SH		SOLE		946,428.00
COEUR DALENE MINES CORP		CS	192108108000	185.27		28,200.00	SH		SOLE		28,200.00
CEPH 2% 06/01/2015		CB	156708AP4	14,121.00	10,000,000.00	PRN		SOLE		10,000,000.00
CHARTER COMMUNICATIONS		CS	16117M107	4,626.37	4,283,677.00	SH		SOLE		4,283,677.00
Chipotle Mexican Grill		CS	169656105	276.95		5,000.00	SH		SOLE		5,000.00
CONOR MEDSYSTEMS		CS	208264101	7,398.55	252,080.00	SH		SOLE		252,080.00
CAROLCO PICTURES INC		CS	143763100000	0.00		50,000.00	SH		SOLE		50,000.00
CORRECTIONS CORP OF AMERICA	CS	22025Y407	2,254.00	50,000.00	SH		SOLE		50,000.00
DOMINION RESOUCES		CS	25746U109	6,026.32	87,300.00	SH		SOLE		87,300.00
DRESS BARN 2.50% 12/15/2024 REG	CB	261570AB1	11,864.50	5,000,000.00	PRN		SOLE		5,000,000.00
DELPHI CORP			CS	247126105	1,428.75	2,250,000.00	SH		SOLE		2,250,000.00
DEUTSHE TELEKOM VS 		CS	251566105	16,237.99	965,398.00	SH		SOLE		965,398.00
SPRINT CORP 			CS	852061100	5,978.11	231,351.00	SH		SOLE		231,351.00
STEALTHGAS INC			CS	Y81669106	277.00		20,000.00	SH		SOLE		20,000.00
GUIDANT				CS	401698105	450,193.25	5,767,272.00	SH		SOLE		5,767,272.00
CHINA GRENTECH CORP LTD-ADR	CS	16938P107	171.00		10,000.00	SH		SOLE		10,000.00
GM 4 1/2 % PREF 3/06/32		PS	370442741	14,645.51	631,000.00	SH		SOLE		631,000.00
HCC 2% 09/01/			CB	404132AC6	12,288.00	7,500,000.00	PRN		SOLE		7,500,000.00
HIGHWOODS PROPERTIES		CS	431284108	5,044.50	150,000.00	SH		SOLE		150,000.00
INTERCONTINENTAL EXCHANGE	CS	45865V100	345.25		5,000.00	SH		SOLE		5,000.00
INDEVUS PHARMACEUTICALS		CS	454072109	7,735.95	1,253,800.00	SH		SOLE		1,253,800.00
INTL GAME TECH 0.0% 1/29/2033	CB	459902AL6	28,125.00	37,500,000.00	PRN		SOLE		37,500,000.00
INTC 04/06 - 30 C		OC	4581409D4068	11,974.05	6,150.00		CALL	SOLE		6,150.00
INT'L PAPER CO 0.0% 6/20/2021	CB	460146BM4	28,331.51	50,251,000.00	PRN		SOLE		50,251,000.00
INTERPUBLIC GROUP5.375 12/15/06	PS	460690308	17,366.23	472,165.00	SH		SOLE		472,165.00
JACUZZI BRANDS			CS	469865109	3,440.50	350,000.00	SH		SOLE		350,000.00
Jefferson-Pilot Corp		CS	475070108	69,768.37	1,187,200.00	SH		SOLE		1,187,200.00
KEY ENERGY SERVICES INC		CS	492914106	24,773.63	1,624,500.00	SH		SOLE		1,624,500.00
KINROSS GOLD CORP		CS	496902404	13,565.22	1,241,100.00	SH		SOLE		1,241,100.00
LAFARGE NA			CS	505862102	51,592.80	614,200.00	SH		SOLE		614,200.00
MERRILL LYNCH VAR 3/13/2032	CB	590188W46	44,394.94	38,595,000.00	PRN		SOLE		38,595,000.00
Michaels Stores Inc.		CS	594087108	22,512.00	600,000.00	SH		SOLE		600,000.00
MIRANT CORP			CS	60467R100	34,629.03	1,385,161.00	SH		SOLE		1,385,161.00
MCCLATCHY CO-CLASS A		CS	579489105	7,083.25	145,000.00	SH		SOLE		145,000.00
ALTRIA GROUP INC		CS	02209S103	79,785.24	1,125,956.00	SH		SOLE		1,125,956.00
MVK 4% 06/15/33			CB	577914AB0	1,887.45	1,000,000.00	PRN		SOLE		1,000,000.00
Maytag 				CS	578592107	1,546.43	72,500.00	SH		SOLE		72,500.00
NTL INCORPORATED 		CS	62941W101	26,885.56	927,728.00	SH		SOLE		927,728.00
PFIZER CORP			CS	717081103	44,739.40	1,795,321.00	SH		SOLE		1,795,321.00
Pozen Inc.			CS	73941U102	7,705.00	460,000.00	SH		SOLE		460,000.00
QWEST COMMUNICATIONS		CS	749121109	5,280.25	776,508.00	SH		SOLE		776,508.00
RENAL CARE GROUP INC		CS	759930100	109,466.02	2,280,542.00	SH		SOLE		2,280,542.00
RYANS RESTAURANT GROUP INC	CS	783520109	11,434.06	789,100.00	SH		SOLE		789,100.00
SCHERING-PLOUGH 6% PFD 9/14/07	PS	806605606	26,974.54	531,204.00	SH		SOLE		531,204.00
SCHLUMBERGER 1.50% 6/1/23	CB	806857AC2	20,264.91	11,505,000.00	PRN		SOLE		11,505,000.00
SOMAXON PHARMACEUTICALS		CS	834453102	3,732.33	226,202.00	SH		SOLE		226,202.00
SUNPOWER CORP- CL A		CS	867652109	285.75		7,500.00	SH		SOLE		7,500.00
Suntech Power Holdings		CS	86800C104	1,294.65	35,000.00	SH		SOLE		35,000.00
SYMS				CS	871551107	2,442.37	162,933.00	SH		SOLE		162,933.00
TIM HORTON INC. 		CS	88706M103	2,920.50	110,000.00	SH		SOLE		110,000.00
THRESHOLD PHARMACEUTICALS	CS	885807107	7,476.02	499,400.00	SH		SOLE		499,400.00
360 NETWORKS EQUITY		CS	885575100	13,019.13	2,367,114.00	SH		SOLE		2,367,114.00
THERAVANCE INC			CS	88338T104	7,040.44	251,714.00	SH		SOLE		251,714.00
TOMMY HILFIGER			CS	G8915Z102	16,470.00	1,000,000.00	SH		SOLE		1,000,000.00
TRIARC COMPANIES-B		CS	895927309	3,651.23	209,600.00	SH		SOLE		209,600.00
TRIARC COMPANIES- B		CS	895927309	4,877.60	280,000.00	SH		SOLE		280,000.00
USG CORP			CS	903293405	185,709.28	1,955,658.00	SH		SOLE		1,955,658.00
UNIVERSAL CORP/VA		CS	913456109	439.80		12,000.00	SH		SOLE		12,000.00
VIVENDI ADR			CS	92851S105	2,370.23	69,305.00	SH		SOLE		69,305.00
LU 01/07 - 5 C			OC	5494659A2018	2,995.10	9,820.00		CALL	SOLE		9,820.00
GE JAN-07 40 CALL		OC	3696099A2088	914.71		263.00			CALL	SOLE		263.00
IGT 1/07-40 C			OC	4Y599W9A8088	2,993.70	850.00			CALL	SOLE		850.00
IGT 1/07-45 C			OC	4Y599W9A8	1,179.87	335.00			CALL	SOLE		335.00
WENDY'S				CS	950590109	32,351.60	521,800.00	SH		SOLE		521,800.00
WABASH NATIONAL			CS	929566107	410.90		20,805.00	SH		SOLE		20,805.00
Western Refining		CS	959319104	268.50		12,500.00	SH		SOLE		12,500.00
WELLSFORD REAL PROPERTIES	CS	950240200	6,706.65	847,870.00	SH		SOLE		847,870.00
Western Silver Corp		CS	959531104	20,731.05	883,300.00	SH		SOLE		883,300.00
X Pfd 7% 6/15/06 B		PS	912909207	19,370.91	100,000.00	SH		SOLE		100,000.00
Exco Resources			CS	269279402	137.83		11,000.00	SH		SOLE		11,000.00
XEROX 6.25% 7/01/06 PREFERRED	PS	984121509	23,773.11	189,775.00	SH		SOLE		189,775.00
Xenoport Inc.			CS	98411C100	6,827.70	301,977.00	SH		SOLE		301,977.00
						        2,232,662.99


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